SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Share options and restricted share units

a)	2016 Global Share Incentive Plan

In January 2016, the Company’s Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the “Amended 2016 Plan”). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options or restricted share unites expire 10 years from the grant date.

b)	2018 Share Incentive Plan

In September 2018, the Company’s Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the Board of Directors for the relevant fiscal year. The Board of Directors has approved annual increases of 2,285,407, 2,305,212 and 2,313,923 ordinary shares for the years ended December 31, 2021, 2022 and 2023, representing 1.5% of total issued and outstanding shares as of December 31, 2020, 2021 and 2022, respectively, pursuant to the 2018 Share Incentive Plan.

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2023 was presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2023	4,414,608	2.11	—	—
Exercised	(464,300)	0.20	—	—
Forfeited/Expired	(7,250)	0.20	—	—
Outstanding at December 31, 2023	3,943,058	2.34	4.56	1,190,466
Exercisable as of December 31, 2023	3,943,058	2.34	4.56	1,190,466

Compensation expenses recognized for share options for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	8,318	—	—
Selling and marketing expenses	2,235,102	1,936,414	905,764
Research and development expenses	4,018,126	3,862,189	2,191,242
General and administrative expenses	6,649,255	5,008,382	3,047,542
Total share options compensation expenses	12,910,801	10,806,985	6,144,548

No share options had been granted for the years ended December 31, 2021, 2022 and 2023. The total intrinsic value of share options exercised for the years ended December 31, 2021, 2022 and 2023, were RMB77,271,754, RMB3,708,615 and RMB4,799,425, respectively. The total fair value of shares vested for the years ended December 31, 2021, 2022 and 2023 were RMB15,732,201, RMB10,976,490 and RMB11,027,023, respectively.

As of December 31, 2023, total unrecognized compensation expense related to share options was nil.

A summary of the restricted share units activities for the year ended December 31, 2023 was presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2023	3,890,658	4.59

Granted	232,000	2.31
Vested	(1,507,862)	4.44
Forfeited	(611,722)	4.30

Unvested as of December 31, 2023	2,003,074	4.53

The restricted share units are generally scheduled to be vested over four equal annual installments, except 128,000 restricted share units were granted in 2022 with vesting in two equal annual installments under the 2018 Plan. For the year ended December 31, 2023, 232,000 restricted share units were granted with vesting in four equal annual installments.

Compensation expenses recognized for restricted share units for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	838,515	1,224,796	1,237,902
Selling and marketing expenses	11,057,530	13,497,270	9,085,924
Research and development expenses	13,043,898	18,499,553	19,462,704
General and administrative expenses	9,367,412	14,190,582	11,728,226
Total restricted share units compensation expenses	34,307,355	47,412,201	41,514,756

As of December 31, 2023, RMB48,330,116 of total unrecognized compensation expense related to restricted share units was expected to be recognized over a weighted average period of approximately 1.92 years.

Total share-based compensation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	846,833	1,224,796	1,237,902
Selling and marketing expenses	13,292,632	15,433,684	9,991,688
Research and development expenses	17,062,024	22,361,742	21,653,946
General and administrative expenses	16,016,667	19,198,964	14,775,768
Total share-based compensation expense	47,218,156	58,219,186	47,659,304